Note 29 - Provisions - Reconciliation of Site Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Balance	$ 4,766	$ 2,823
Unwinding of discount (note 18)	197	109
Change in estimate	317	1,834
Balance	5,280	4,766
Balance	5,280	4,766
Provision for decommissioning, restoration and rehabilitation costs for Motapa, Maligreen, and Bilboes [member]
Statement Line Items [Line Items]
Balance	6,219	135
Balance	4,384	6,219
Balance	4,384	6,219
Provision for decommissioning, restoration and rehabilitation costs for Motapa [member]
Statement Line Items [Line Items]
Change in estimate	(882)	1,466
Provision for decommissioning, restoration and rehabilitation costs for Maligreen [member]
Statement Line Items [Line Items]
Change in estimate	8	152
Provision for decommissioning, restoration and rehabilitation costs for Bilboes Holdings [member]
Statement Line Items [Line Items]
Change in estimate	(961)	4,466
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance	10,985
Balance	9,664	10,985
Balance	9,664	10,985
Current	0	0
Non-current	$ 9,664	$ 10,985